Related Party Balances and Transactions (Details) - Schedule of related party transactions	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Total	¥ 18,453,724	$ 2,749,609	¥ 87,136,490
Current portion of related party loan	3,853,724	574,206	20,000,000
Related party loan – non-current	14,600,000	2,175,403	67,136,490
Yang Cui [Member] | Executive director of Beijing WiMi [Member] | Loan [Member]
Related Party Transaction [Line Items]
Total	14,600,000	2,175,403	16,100,000
Shanghai Junei Internet Co. [Member] | Under common control of Jie Zhao [Member] | Loan [Member]
Related Party Transaction [Line Items]
Total	¥ 3,853,724	$ 574,206	¥ 71,036,490